Schedule of quantitative information regarding Level 3 fair value measurements inputs (Details) - Fair Value, Inputs, Level 3 [Member] - Modified Black Scholes Model [Member]	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jun. 02, 2022 $ / shares	Dec. 31, 2021 $ / shares
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0353	0.0391	0.0289	0.0129
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term (years)	5 years 2 months 1 day	5 years 5 months 1 day	5 years 6 months	5 years 5 months 1 day
Measurement Input, Price Volatility [Member] | Pre Announcement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0460	0.0530	0.038	0.110
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 10.70	$ 10.54	$ 10.08	$ 9.98
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0	0	0	0
Measurement Input Probability of Completing Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of business combination	0.0500	0.0300	0.30	0.70